Other income (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Interest income	$ 482,853	$ 398,955
Foreign exchange expense	(285,667)	(160,173)
Fair value change of other liabilities	0	445,216
Total other income (expenses)	$ 197,186	$ 683,998